Share-based payments charge - Disclosure of indirect measurement of fair value of goods or services received, share options granted during period (Details)	12 Months Ended
	Dec. 31, 2017 shares year	Dec. 31, 2016 shares year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares	4,656,828
EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares	0	32,000
Risk-free interest rate		1.42%
Expected life of options		10
Annualized volatility		88.00%
Dividend rate		0.00%
Vesting period		3 years
Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares	4,656,828	1,670,000
Dividend rate	0.00%	0.00%
Vesting period		3 years
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares	1,052,236	0
Dividend rate	0.00%
Bottom of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.29%	0.23%
Expected life of options	5.5	5.5
Annualized volatility	71.30%	74.30%
Vesting period	3 years
Bottom of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.42%
Expected life of options	5.5
Annualized volatility	71.30%
Vesting period	3 years
Top of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.62%	1.42%
Expected life of options	7.0	10
Annualized volatility	73.30%	88.00%
Vesting period	4 years
Top of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.62%
Expected life of options	7.0
Annualized volatility	73.30%
Vesting period	4 years